Significant Acquisitions And Divestitures (Narrative) (Detail) $ in Thousands						1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Jul. 07, 2017 USD ($)	Jul. 06, 2015 USD ($) a	Sep. 20, 2014 USD ($)	Sep. 19, 2014 USD ($) MMcf	Mar. 25, 2014 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) Item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) MMBbls	Jul. 01, 2015 MMBbls
Business Acquisition [Line Items]
Contribution of property												$ 65,740
Other receivables						$ 679			$ 679			8,061	$ 18,526
Undeveloped Leasehold In Oklahoma [Member]
Business Acquisition [Line Items]
Cash consideration for Undeveloped Leasehold												$ 10,600
Alta Mesa Eagle Llc Divestiture [Member]
Business Acquisition [Line Items]
Initial cash purchase price for properties sold											$ 118,000
Cash purchase price											125,000
Additional contingent payment											$ 7,000
Other receivables													122,000
Adjusted cash purchase price, net of costs of transaction													4,000
Gain on sale of oil and gas properties													67,600	$ 72,500
Estimated proved reserves | MMBbls															7.8
Operating income from sold oil and gas properties													$ 68,900	118,500
Kingfisher Leasehold [Member]
Business Acquisition [Line Items]
Cash consideration for Undeveloped Leasehold		$ 46,200
Net acres | a | a		19,000
Hilltop Divestiture 2014 [Member]
Business Acquisition [Line Items]
Cash purchase price			$ 38,900	$ 41,600
Gain on sale of oil and gas properties			$ 15,900
Operating income from sold oil and gas properties														7,700
Date of acquisition or sale of properties												Sep. 19, 2014
Hilltop Divestiture 2014 [Member] | Natural Gas In Mmcf [Member]
Business Acquisition [Line Items]
Estimated proved reserves | MMcf				29,800
Setanta [Member]
Business Acquisition [Line Items]
Cash									890
Fair value assets acquired						2,605			2,605
Bargain purchase gain									1,626
Eagleville Divestiture [Member]
Business Acquisition [Line Items]
Initial cash purchase price for properties sold					$ 173,000
Cash purchase price					$ 171,000
Gain on sale of oil and gas properties														$ 72,500
Operating income from sold oil and gas properties								$ 11,100
Date of acquisition or sale of properties												Mar. 25, 2014
Percentage of original working interest net profits interest in wells is retained on, 2014												50.00%
Percentage of original working interest net profits interest in wells is retained on, 2015												30.00%
Percentage of original working interest net profits interest in wells is retained on, 2016												15.00%
Percentage of original working interest net profits interest in wells is retained on, 2017												0.00%
Percentage of undivided interest in mineral leases and interests included in sale												30.00%
Percentage of working interest in all wells in progress on December 31, 2013 or drilled after January 1, 2014 included in sale												30.00%
Eagleville Divestiture [Member] | BOE [Member]
Business Acquisition [Line Items]
Estimated proved reserves | MMBbls														7.5
B&B Acquisition [Member]
Business Acquisition [Line Items]
Cash									3,469
Fair value assets acquired						9,106			9,106
Bargain purchase gain									$ 5,267
High Mesa [Member]
Business Acquisition [Line Items]
Contribution of property										$ 0		$ 65,740
Cash contribution												11,300
Cash collected							$ 7,900					$ 7,900
High Mesa [Member] | Contributed Wells [Member]
Business Acquisition [Line Items]
Number of wells | Item												24
Oklahoma [Member] | Unproved Leasehold [Member]
Business Acquisition [Line Items]
Adjusted cost of business acquisition	$ 45,400
Cash consideration for Undeveloped Leasehold						$ 4,600